Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits Text Block Abstract
Bonuses expenses	$ 406	$ 580	$ 481
Employee benefits liability due grants	$ 303	$ 292